General information	12 Months Ended
Dec. 31, 2025
General information
General information

1      General information

Corporación América Airports S.A. is a holding company primarily engaged through its operating subsidiaries in the acquisition, development and operation of airport concessions.

The Company’s shares trade on the NYSE under the symbol “CAAP”.

The Company was formed as a private limited liability company under the laws of the Grand Duchy of Luxembourg on December 14, 2012. The Company is ultimately controlled by SCF, a foundation organized under the laws of the Principality of Liechtenstein. The address of its registered office is in Vaduz.

The Company’s registered office address is 128, Boulevard de la Pétrusse, Luxembourg.

The Group currently has operations in Argentina, Brazil, Uruguay, Armenia, Italy, and Ecuador.

The fiscal year begins on January 1 and ends on December 31.

These Consolidated Financial Statements have been approved for issuance by the Board of Directors on March 17, 2026.